Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of inventories [line items]
Inventories	$ 1,683	[1]	$ 1,738	[1]	$ 1,500	[1]	$ 1,191
Finished goods [Member]
Disclosure of inventories [line items]
Inventories	1,052		1,144		1,024
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	507		449		366
Products in process [member]
Disclosure of inventories [line items]
Inventories	45		51		34
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 79		$ 94		$ 76

[1]	As of December 31, 2023, 2022 and 2021, the cost of inventories does not exceed their net realizable value.